VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.6%
		Australia: 0.7%
132,819		Amcor PLC	$ 1,555,492	0.7

		Austria: 0.9%
59,463	(1)	Erste Group Bank AG	2,014,514	0.9

		Brazil: 1.9%
284,821		Magazine Luiza SA	1,016,088	0.5
50,166	(2)	Rede D'Or Sao Luiz SA	573,973	0.3
11,332	(1)	StoneCo Ltd.	693,745	0.3
60,204	(1)	Suzano SA	735,991	0.3
30,761	(1)	XP, Inc.	1,158,767	0.5
			4,178,564	1.9

		Canada: 5.0%
109,551		Lundin Mining Corp.	1,127,154	0.5
16,718		Magna International, Inc.	1,471,853	0.7
189,515	(1)	Seven Generations Energy Ltd.	1,281,831	0.6
1,170	(1)	Shopify, Inc.	1,294,605	0.6
27,803		Sun Life Financial, Inc.	1,405,083	0.6
25,782		TMX Group Ltd.	2,679,137	1.2
17,256		Waste Connections, Inc.	1,863,303	0.8
			11,122,966	5.0

		China: 7.8%
26,038	(1)	Alibaba Group Holding Ltd. BABA ADR	5,903,596	2.6
5,984	(1)	Baidu, Inc. ADR	1,301,819	0.6
229,400		BTG Hotels Group Co. Ltd. - A Shares	957,511	0.4
219,000		China Mengniu Dairy Co., Ltd.	1,261,606	0.6
211,100		Gree Electric Appliances, Inc. of Zhuhai - A Shares	2,025,471	0.9
5,000	(1),(2)	Kuaishou Technology	173,654	0.1
4,689		Kweichow Moutai Co. Ltd. - A Shares (Nth SSE-SEHK)	1,442,103	0.7
199,600		NARI Technology Co. Ltd. - A Shares	952,429	0.4
36,500		Tencent Holdings Ltd.	2,912,976	1.3
43,000	(1),(2)	Wuxi Biologics Cayman, Inc.	542,262	0.2
			17,473,427	7.8

		Denmark: 0.3%
1,960	(1)	Genmab A/S	644,632	0.3

		France: 8.1%
11,604		Air Liquide SA	1,894,661	0.8
25,281	(1)	Alstom SA	1,259,681	0.5
2,175	(1)	Dassault Aviation SA	2,418,726	1.1
19,500		EssilorLuxottica SA	3,176,698	1.4
1,268		LVMH Moet Hennessy Louis Vuitton SE	846,966	0.4
36,132		Sanofi	3,572,895	1.6
51,367		Thales S.A.	5,098,162	2.3
			18,267,789	8.1

		Germany: 4.9%
5,570	(1),(2)	Auto1 Group SE	315,820	0.2
21,809		Bayer AG	1,382,106	0.6
14,853		Beiersdorf AG	1,569,388	0.7
11,429		Deutsche Boerse AG	1,899,151	0.8
39,822	(1)	Evotec AG	1,434,789	0.6
10,556		Knorr-Bremse AG	1,317,313	0.6
2,684		Merck KGaA	459,111	0.2
11,733	(1)	Morphosys AG	1,022,016	0.5
20,715	(1),(2)	TeamViewer AG	885,907	0.4
6,289	(1),(2)	Zalando SE	616,246	0.3
			10,901,847	4.9

		Hong Kong: 2.0%
361,200		AIA Group Ltd.	4,419,922	2.0

		India: 4.5%
228,169	(1)	Axis Bank Ltd.	2,190,504	1.0
115,684		Housing Development Finance Corp.	3,974,828	1.8
29,237	(1)	Kotak Mahindra Bank Ltd.	704,172	0.3
11,936		Maruti Suzuki India Ltd.	1,123,634	0.5
1,406,378		NTPC Ltd.	2,057,818	0.9
			10,050,956	4.5

		Indonesia: 1.7%
1,052,200		Bank Central Asia Tbk PT	2,253,389	1.0
19,896,300		Sarana Menara Nusantara Tbk PT	1,507,252	0.7
			3,760,641	1.7

		Italy: 1.5%
177,707	(1)	Banca Mediolanum SpA	1,676,363	0.8
7,105		DiaSorin SpA	1,139,966	0.5
69,920		Terna Rete Elettrica Nazionale SpA	528,044	0.2
			3,344,373	1.5

		Japan: 14.4%
3,100		Disco Corp.	979,613	0.4
67,900		Fujitsu General Ltd.	1,896,601	0.9
2,900		Hikari Tsushin, Inc.	584,689	0.3
13,500		Hoshizaki Corp.	1,207,164	0.5
31,100		Kansai Paint Co., Ltd.	831,891	0.4
12,700		Kao Corp.	840,342	0.4
24,100		Murata Manufacturing Co., Ltd.	1,939,940	0.9
140,400		Nippon Telegraph & Telephone Corp.	3,622,590	1.6
34,700		NTT Data Corp.	538,159	0.3
27,300		ORIX Corp.	461,719	0.2
79,400		Otsuka Holdings Co. Ltd.	3,367,268	1.5
72,800		Outsourcing, Inc.	1,181,346	0.5
51,000		Pan Pacific International Holdings Corp.	1,203,825	0.5
81,100		Persol Holdings Co. Ltd.	1,594,131	0.7
46,300		Seven & I Holdings Co., Ltd.	1,869,659	0.8
25,800		Shimadzu Corp.	935,519	0.4
6,000		Shiseido Co., Ltd.	403,525	0.2
16,400		Sony Group Corp.	1,735,669	0.8

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
45,700		Stanley Electric Co., Ltd.	$1,364,947	0.6
21,400		Suzuki Motor Corp.	974,756	0.4
63,560		Takeda Pharmaceutical Co., Ltd.	2,316,900	1.0
487,100		Z Holdings Corp.	2,429,748	1.1
			32,280,001	14.4

		Netherlands: 7.9%
335	(1),(2)	Adyen NV	747,524	0.3
27,904		Akzo Nobel NV	3,115,378	1.4
7,634		ASML Holding NV	4,684,004	2.1
59,693	(1)	Koninklijke Philips NV	3,404,028	1.5
9,805		NXP Semiconductor NV - NXPI - US	1,974,139	0.9
34,304		Prosus NV	3,817,320	1.7
			17,742,393	7.9

		Peru: 0.1%
1,869		Credicorp Ltd.	255,249	0.1

		Philippines: 0.3%
36,995		SM Investments Corp.	732,677	0.3

		Poland: 0.7%
190,385	(1)	Powszechny Zaklad Ubezpieczen SA	1,640,903	0.7

		Portugal: 2.3%
252,405	(1)	Galp Energia SGPS SA	2,925,954	1.3
135,220	(1)	Jeronimo Martins SGPS SA	2,275,523	1.0
			5,201,477	2.3

		South Africa: 3.4%
11,495	(1)	Capitec Bank Holdings Ltd.	1,105,038	0.5
27,361		Naspers Ltd.	6,553,245	2.9
			7,658,283	3.4

		South Korea: 5.1%
1,209		LG Household & Health Care Ltd.	1,677,643	0.7
12,332		NAVER Corp.	4,128,782	1.8
79,374		Samsung Electronics Co., Ltd. 005930	5,742,282	2.6
			11,548,707	5.1

		Spain: 0.3%
10,841	(1)	Amadeus IT Group SA	772,186	0.3

		Sweden: 1.8%
40,247		Assa Abloy AB	1,158,325	0.5
35,014	(3)	Essity AB	1,106,623	0.5
100,602		Swedbank AB	1,773,802	0.8
			4,038,750	1.8

		Switzerland: 6.4%
17,559	(1)	Alcon, Inc.	1,232,210	0.6
50,633		Julius Baer Group Ltd.	3,235,625	1.4
5,895		Lonza Group AG	3,297,071	1.5
42,396		Nestle SA	4,726,153	2.1
3,545		Roche Holding AG	1,148,379	0.5
4,752		Temenos AG	685,660	0.3
			14,325,098	6.4

		Taiwan: 3.7%
397,000		Taiwan Semiconductor Manufacturing Co., Ltd.	8,360,507	3.7

		Thailand: 0.7%
711,300	(1)	CP ALL PCL - Foreign	1,578,170	0.7

		United Arab Emirates: 0.8%
331,718	(1),(2)	Network International Holdings PLC	1,888,398	0.8

		United Kingdom: 8.3%
53,438	(3)	AstraZeneca PLC ADR	2,656,938	1.2
266,142	(1)	boohoo Group PLC	1,246,194	0.6
48,461	(1)	Burberry Group PLC	1,267,738	0.6
198,000	(1),(4)	Deliveroo Holdings PLC Lockup Shares	745,533	0.3
69,980		HomeServe PLC	1,158,726	0.5
8,812		Linde PLC	2,471,810	1.1
26,997		London Stock Exchange Group PLC	2,580,916	1.1
118,291		Smith & Nephew PLC	2,245,763	1.0
65,360	(1)	THG PLC	561,809	0.2
67,861		Unilever PLC	3,786,458	1.7
			18,721,885	8.3

		United States: 2.1%
24,359		Philip Morris International, Inc.	2,161,618	1.0
11,605		Visa, Inc. - Class A	2,457,126	1.1
			4,618,744	2.1

	Total Common Stock
	(Cost $161,148,595)		219,098,551	97.6

PREFERRED STOCK: 0.4%
		China: 0.2%
9,427	(1),(4),(5)	Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	415,542	0.2

		Germany: 0.2%
802		Sartorius AG	399,846	0.2

	Total Preferred Stock
	(Cost $360,280)		815,388	0.4

	Total Long-Term Investments
	(Cost $161,508,875)		219,913,939	98.0

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
		Repurchase Agreements: 1.5%
1,000,000	(6)	Bank of America Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,000,000, collateralized by various U.S. Government Agency Obligations, 1.000%-5.500%, Market Value plus accrued interest $1,020,000, due 06/01/24-01/01/59)	$1,000,000	0.4
1,000,000	(6)	Citigroup, Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.125%-4.000%, Market Value plus accrued interest $1,020,000, due 05/15/23-09/15/57)	1,000,000	0.5
1,000,000	(6)	Daiwa Capital Markets, Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 05/04/21-04/01/51)	1,000,000	0.4
390,817	(6)	Deutsche Bank Securities Inc., Repurchase Agreement dated 03/31/21, 0.00%, due 04/01/21 (Repurchase Amount $390,817, collateralized by various U.S. Government Agency Obligations, 1.500%-8.000%, Market Value plus accrued interest $398,633, due 09/01/21-04/01/51)	390,817	0.2

	Total Repurchase Agreements
	(Cost $3,390,817)		3,390,817	1.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
2,689,741	(7) T. Rowe Price Government Reserve Fund, 0.040%
	(Cost $2,689,741)	$2,689,741	1.2

	Total Short-Term Investments
	(Cost $6,080,558)	6,080,558	2.7

	Total Investments in Securities (Cost $167,589,433)	$225,994,497	100.7
	Liabilities in Excess of Other Assets	(1,647,596)	(0.7)
	Net Assets	$224,346,901	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2021, the Portfolio held restricted securities with a fair value of $1,161,075 or 0.5% of net assets. Please refer to the table below for additional details.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of March 31, 2021.

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	17.2%
Financials	15.8
Information Technology	15.4
Health Care	13.8
Consumer Staples	11.3
Industrials	8.9
Communication Services	7.4
Materials	5.2
Energy	1.9
Utilities	1.1
Short-Term Investments	2.7
Liabilities in Excess of Other Assets	(0.7)
Net Assets	100.0%

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$1,555,492	$–	$1,555,492
Austria	–	2,014,514	–	2,014,514
Brazil	4,178,564	–	–	4,178,564
Canada	11,122,966	–	–	11,122,966
China	7,379,069	10,094,358	–	17,473,427
Denmark	–	644,632	–	644,632
France	–	18,267,789	–	18,267,789
Germany	315,820	10,586,027	–	10,901,847
Hong Kong	–	4,419,922	–	4,419,922
India	–	10,050,956	–	10,050,956
Indonesia	–	3,760,641	–	3,760,641
Italy	–	3,344,373	–	3,344,373
Japan	–	32,280,001	–	32,280,001
Netherlands	1,974,139	15,768,254	–	17,742,393
Peru	255,249	–	–	255,249
Philippines	–	732,677	–	732,677
Poland	–	1,640,903	–	1,640,903
Portugal	2,275,523	2,925,954	–	5,201,477
South Africa	–	7,658,283	–	7,658,283
South Korea	–	11,548,707	–	11,548,707
Spain	–	772,186	–	772,186
Sweden	–	4,038,750	–	4,038,750
Switzerland	–	14,325,098	–	14,325,098
Taiwan	–	8,360,507	–	8,360,507
Thailand	–	1,578,170	–	1,578,170
United Arab Emirates	–	1,888,398	–	1,888,398
United Kingdom	7,005,205	11,716,680	–	18,721,885
United States	4,618,744	–	–	4,618,744
Total Common Stock	39,125,279	179,973,272	–	219,098,551
Preferred Stock	–	399,846	415,542	815,388
Short-Term Investments	2,689,741	3,390,817	–	6,080,558
Total Investments, at fair value	$41,815,020	$183,763,935	$415,542	$225,994,497
Other Financial Instruments+
Forward Foreign Currency Contracts	–	40	–	40
Total Assets	$41,815,020	$183,763,975	$415,542	$225,994,537
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(449)	$–	$(449)
Written Options	–	(11,648)	–	(11,648)
Total Liabilities	$–	$(12,097)	$–	$(12,097)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2021, VY® T. Rowe Price International Stock Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Deliveroo Holdings PLC Lockup Shares	5/16/2019	$413,722	$745,533
Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	10/19/2015	258,547	415,542
		$672,269	$1,161,075

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

At March 31, 2021, the following forward foreign currency contracts were outstanding for VY® T. Rowe Price International Stock Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP 3,473	USD 4,789	The Bank of New York Mellon	04/06/21	$40
USD 19,768	GBP 14,317	The Bank of New York Mellon	04/06/21	(141)
USD 18,780	CHF 17,737	The Bank of New York Mellon	04/06/21	(162)
USD 21,291	EUR 18,148	The Bank of New York Mellon	04/06/21	(146)
				$(409)

At March 31, 2021, the following OTC written equity options were outstanding for VY® T. Rowe Price International Stock Portfolio:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

Erste Group Bank AG	JPMorgan Chase Bank N.A.	Call	04/16/21	EUR	30.000	34	EUR	98,328	$1,812	$(1,201)
Erste Group Bank AG	Morgan Stanley & Co. International PLC	Call	05/21/21	EUR	31.000	18	EUR	52,056	916	(1,105)
Erste Group Bank AG	Morgan Stanley & Co. International PLC	Call	05/21/21	EUR	31.000	15	EUR	43,380	797	(921)
Julius Bär Gruppe AG	JPMorgan Chase Bank N.A.	Call	05/21/21	CHF	63.000	18	CHF	108,792	1,714	(1,922)
Julius Bär Gruppe AG	Morgan Stanley & Co. International PLC	Call	09/17/21	CHF	68.000	36	CHF	217,584	4,064	(5,100)
Thales S.A.	JPMorgan Chase Bank N.A.	Call	05/21/21	EUR	90.000	12	EUR	101,664	1,527	(1,399)
									$10,830	$(11,648)

Currency Abbreviations
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
USD	-	United States Dollar

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $171,415,205.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$59,253,537
Gross Unrealized Depreciation	(4,442,404)

Net Unrealized Appreciation	$54,811,133